CONDENSED CONSOLIDATED BALANCE SHEETS	Mar. 31, 2022 USD ($)
Current assets
Cash	$ 230,529
Prepaid expenses	49,583
Total Current Assets	280,112
Cash and marketable securities held in Trust Account	241,608,163
TOTAL ASSETS	241,888,275
Current liabilities
Accounts payable and accrued expenses	95,745
Total Current Liabilities	95,745
Deferred legal fee	1,940,885
Deferred Printer Fees	211,500
Deferred underwriting fee payable	9,082,500
Warrant liabilities	3,972,000
TOTAL LIABILITIES	15,302,630
Class A ordinary shares subject to possible redemption; 24,150,000 shares at redemption value as of March 31, 2022 and December 31, 2021	241,608,163
Shareholders' Deficit
Accumulated deficit	(15,029,231)
Total Shareholders' Deficit	(15,022,518)
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY	241,888,275
Class A Common Stock Subject to Redemption
Current liabilities
Class A ordinary shares subject to possible redemption; 24,150,000 shares at redemption value as of March 31, 2022 and December 31, 2021	241,608,163
Class A Common Stock Not Subject to Redemption
Shareholders' Deficit
Common stock	675
Class B Common Stock
Shareholders' Deficit
Common stock	$ 6,038